Financial Risk Management	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Risk Management [Abstract]
Financial Risk Management	Financial Risk Management
The nature of the acquisition, exploration, development and operation of gold properties exposes the Company to risks associated with fluctuations in commodity prices, foreign currency exchange rates and credit risk. The Company may at times enter into risk management contracts to mitigate these risks. It is the Company’s policy that no speculative trading in derivatives shall be undertaken.

a)Financial instrument risk
Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

•Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities
•Level 2 – inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
•Level 3 – inputs that are not based on observable market data.

The fair values of the Company’s cash and cash equivalents, cash in trust, accounts receivable, accounts payable and accrued liabilities, taxes payable, and note payable approximate their carrying values due to their short-term nature.

The Senior Notes are recognized at amortized cost using the effective interest rate method. An observable fair value of the Company’s Senior Notes has been estimated using the trading value of the bonds on the Singapore exchange which indicate a fair value of $236.0 million (carrying amount - $292.5 million).

Financial liabilities measured at FVTPL on a recurring basis include the warrant derivative liabilities, the DSU payable, PSU payable, the Convertible Debenture and gold notes which are measured at their fair value at the end of each reporting period. The levels in the fair value hierarchy into which the Company’s financial assets and liabilities are recognized in the statements of financial position at fair value are categorized as follows:

	December 31, 2023		December 31, 2022
	Level 1	Level 2	Level 1	Level 2
				(Recast - Note 13c)
Gold Notes (Note 10b)	—	$63,310	—	$67,145
Warrant liabilities (Note 13c)	26,053	553	20,840	954
DSU and PSU liabilities (Note 9)	1,903	2,804	826	293
Investments and other assets (Note 7c)	4,254	5,505	—	412
Convertible Debentures (Note 10c)	—	13,913	—	13,182
Total	$32,210	$86,085	$21,666	$81,986

At December 31, 2023, there were no financial assets and liabilities measured and recognized at fair value on a non-recurring basis. There were no transfers between Level 1 and Level 2, and no financial assets or liabilities measured and recognized at fair value that would be categorized as Level 3 in the fair value hierarchy during the period.

b)Credit risk

	December 31, 2023	December 31, 2022
Trade	$3,505	$13,576
VAT receivable	40,045	30,489
Tax recoverable	4,503	1,783
Other, net of allowance for doubtful accounts	1,386	2,814
Total	$49,439	$48,662

The exposure to credit risk arises through the failure of a third party to meet its contractual obligations to the Company. The Company’s exposure to credit risk primarily arises from its cash balances (which are held with highly rated Canadian, Colombian and other international financial institutions) and accounts receivable. The timing of collection of the VAT recoverable is in accordance with Government of Colombia’s bi-monthly filing process. As at December 31, 2023, the Company expects to recover the outstanding amount of current VAT and HST receivable in the next 12 months.
15.    Financial Risk Management (cont.)
Credit risk associated with trade accounts receivable arises from the Company’s delivery of its production to international customers from whom it receives 97.0% - 99.5% of the sales proceeds in the case of gold and silver, and 90% of sales proceeds in the case of concentrates, shortly after delivery of its production to an agreed upon transfer point in Colombia. The balance is received within a short settlement period thereafter, once final metal content has been agreed between the Company and the customer.
c)Liquidity risk
The Company manages its liquidity risk by continuously monitoring forecast cash flow requirements. The Company believes it has sufficient cash resources to pay its obligations associated with its financial liabilities as at December 31, 2023. The Company’s undiscounted commitments at December 31, 2023 are as follows:

	Less than 1 year	1 to 3 years	4 to 5 years	Over 5 years	Total
Trade, tax and other payables	$75,633	$—	$—	$—	$75,633
Reclamation and closure costs	2,235	2,046	6,255	22,958	33,494
Lease payments	2,369	2,266	498	908	6,041
Gold Notes	24,357	48,036	15,516	—	87,909
Senior unsecured notes	20,625	333,115	—	—	353,740
Convertible Debentures	13,864	—	—	—	13,864
Other contractual commitments	1,500	—	—	55,400	56,900
Total	$140,583	$385,463	$22,269	$79,266	$627,581
Following receipt of funds under the Marmato and Toroparu PMPA, Aris Mining’s silver and gold production from the Marmato and Toroparu Project is subject to the terms of the PMPA with WPMI. Refer to Note 12 for details on the obligations to WPMI.
d)Foreign currency risk
The Company is exposed to foreign currency fluctuations. Such exposure arises primarily from:
•Translation of subsidiaries that have a functional currency, such as COP, which differ from the USD functional currency of the Company. The impact of such exposure is recorded through other comprehensive income (loss).
•Translation of monetary assets and liabilities denominated in foreign currencies, such as the Canadian dollar (“C$”) and Guyanese Dollar (“GYD”). The impact of such exposure is recorded in the consolidated statement of income (loss).
The Company monitors its exposure to foreign currency risks arising from foreign currency balances and transactions. To reduce its foreign currency exposure associated with these balances and transactions, the Company may enter foreign currency derivatives to manage such risks. In 2023 and 2022, the Company did not utilize derivative financial instruments to manage this risk.
The following table summarizes the Company’s net financial assets and liabilities denominated in Canadian dollars, Colombian pesos and Guyanese dollar (in US dollar equivalents) as of December 31, 2023 and December 31, 2022, as well as the effect on earnings and other comprehensive earnings after-tax of a 10% appreciation or depreciation in the foreign currencies against the US dollar on the financial and non-financial assets and liabilities of the Company, if all other variables remain constant:

	December 31, 2023	Impact of a 10% Change	December 31, 2022	Impact of a 10% Change
Canadian Dollars (C$)	(15,664)	(1,425)	(26,383)	(2,638)
Colombian Peso (COP)	11,301	1,027	(19,257)	(1,926)
Guyanese Dollar (GYD)	100	9	(2,498)	(250)
15.    Financial Risk Management (cont.)
e)Price risk
Price risk is the risk that the fair value or future cash flows of the Company’s financial instruments will fluctuate because of changes in market prices. Gold and silver prices can be subject to volatile price movements, which can be material and can occur over short periods of time and are affected by numerous factors, all of which are beyond the Company’s control. The Company may enter commodity hedging contracts from time to time to reduce its exposure to fluctuations in spot commodity prices.
In the first quarter of 2022, the Company entered into a price protection program on 35,000 ounces of future gold production through zero cost collars, spread equally over the period from February 2022 through August 2022. The floor price of the gold collars varied with a range between $1,775 per ounce to $1,850 per ounce (a weighted average of $1,789 per ounce) and the ceiling price of the gold collars varied with a range between $1,875 per ounce to $1,950 per ounce (a weighted average of $1,889 per ounce). The gold collars were European-style put and call options that are settled in cash as they expire at the end of each month. During the year ended December 31, 2022, call options on 15,000 ounces of gold were exercised by the option holder and put options on 10,000 ounces of gold were exercised by the Company. A net gain on commodity hedging contracts of $0.3 million was recorded (Note 19).
The Company is required under the covenants of the Gold Notes to use commercially reasonable efforts to put in place commodity hedging contracts (put options) on a rolling four-quarters basis to establish a minimum selling price of $1,400 per ounce for the physical gold being accumulated in the Gold Escrow Account (Note 10b). Gold being accumulated in the Gold Escrow Account will be sold to meet the Company’s financial obligations for the quarterly Amortizing Payments of the Gold Notes. Under the terms of the agreement, such hedging will not be required if one of the following conditions is met:
•the Company determines that any such hedging contracts are not obtainable on commercially reasonable terms; or
•the failure to obtain any such hedging contracts would not reasonably be expected to materially adversely impact the ability of the Company to satisfy its obligations to make the quarterly Amortizing Payments.
As at December 31, 2023, the Company had no outstanding commodity hedging contracts in place.